Plan Description (Details) - Stock Purchase and Savings Program			12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2025
Plan Description
Auto enrollment period for eligible employees			30 days
Percentage of pretax compensation			4.00%
Automatic deferral rate increase (as percent)			1.00%
Percentage of employer contribution			100.00%
Percentage of participant eligible compensation			4.00%
Percentage of matching contribution on additional contribution	50.00%	50.00%
Percentage of matching contribution for employee earnings on additional contribution		5.00%
Employer base contribution (as percent)			3.00%
Stock transfer restriction period			90 days
Maximum borrowing as a percentage of account balance			50.00%
Maximum
Plan Description
Deferral percentage			20.00%
Vesting percentage			100.00%
Percentage of matching contribution for employee earnings on additional contribution	6.00%
Minimum
Plan Description
Vesting percentage			1.00%
Percentage of matching contribution for employee earnings on additional contribution	4.00%